Share-based Payment (Tables)	12 Months Ended
Mar. 31, 2018
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Significant Terms and Conditions of Stock Option Plan

The following table provides an overview of the significant terms and conditions of the stock option plan.

	Title of grantees	Exercise period	Requisite service period	Method of settlement
SMFG Stock Acquisition Rights	Directors, corporate auditors and executive officers of SMFG and SMBC	Not exceeding 30 years from the date of allocation of stock acquisition rights(1)	One year from the date of the ordinary general meeting of shareholders of SMFG to the closing of the next ordinary general meeting of shareholders of SMFG	Common stock of SMFG

(1)	A stock acquisition rights holder can exercise the rights from the day they are relieved of their positions either as a director, a corporate auditor or an executive officer (“Start of Exercise Date”) to 20 years from the Start of Exercise Date.

Number and Weighted Average Exercise Prices of Stock Options

The number and the weighted average exercise prices of stock options for the fiscal years ended March 31, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2018		2017
	Number of options(1)	Weighted average exercise price	Number of options(1)	Weighted average exercise price
Outstanding at beginning of period	1,180,000	¥1	984,400	¥1
Granted	—	—	201,200	1
Exercised	(174,700)	1	(4,400)	1
Forfeited or expired	(2,300)	1	(1,200)	1

Outstanding at end of period	1,003,000	¥1	1,180,000	¥1

Exercisable at end of period	463,100	¥1	421,900	¥1

(1)	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.

Summarized Information about Stock Options Outstanding

Summarized information about stock options outstanding at March 31, 2018 and 2017 was as follows:

		At March 31,
		2018		2017
	Exercise price	Number of options	Remaining contractual lives in years	Number of options	Remaining contractual lives in years
SMFG Stock Acquisition Rights	¥1	1,003,000	25.3	1,180,000	26.3

Fair Value of Stock Options and Assumptions Used to Measure Fair Value

The following table represents the fair value of stock options and the assumptions used to measure the fair value for the fiscal year ended March 31, 2017. During the fiscal year ended March 31, 2018, there were no issuance of new stock options since SMFG and SMBC resolved to discontinue the issuance of new stock options.

For the fiscal year ended March 31, 2017
Fair value at measurement date	¥2,811
Stock price	¥3,362
Exercise price	¥1
Expected volatility(1)	32.20%
Expected remaining lives (in years)(2)	4
Expected dividends per share(3)	¥150
Risk free interest rate(4)	0.17%

(1)	Calculated based on the actual stock prices during the 4 years August 16, 2012 to August 15, 2016 for the fiscal year ended March 31, 2017.
(2)	The average expected remaining life could not be estimated rationally due to insufficient amount of data. Therefore, it was estimated based on average remaining service life of directors of SMFG and SMBC.
(3)	Expected dividends are based on the estimated dividends to be paid in next twelve months from the date of grant.
(4)	Japanese government bond yield corresponding to the average expected remaining life.

Summary of Restricted Shares

The number of restricted shares for the fiscal year ended March 31, 2018 and the fair value of restricted shares at the measurement date were as follows:

For the fiscal year ended March 31, 2018
Outstanding at beginning of period	—
Allotted	387,765
Released	—
Forfeited	—

Outstanding at end of period	387,765

Fair value at measurement date	¥4,372